Segment analysis - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment analysis
Revenue	$ 4,689	$ 4,055	$ 3,451
Non-current assets	$ 3,957	$ 3,664
U.S.
Segment analysis
Percent of non-current assets	44.00%	39.00%
Revenue	$ 2,181	$ 1,727	1,449
Germany
Segment analysis
Percent of non-current assets	12.00%	13.00%
Brazil
Segment analysis
Percent of non-current assets	15.00%	13.00%
Revenue	$ 549	$ 439	352
U.K
Segment analysis
Revenue	385	396	359
Luxembourg
Segment analysis
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 0